Nature of Operations	12 Months Ended
Mar. 31, 2026
General information about financial statements [Abstract]
Nature of Operations	Nature of Operations
Aurora Cannabis Inc.’s (the “Company” or “Aurora”) principal strategic business lines are focused on the production, distribution and sale of cannabis products in Canada and internationally. The Company currently conducts the following key business activities in the jurisdictions listed below:

•Production, distribution and sale of medical cannabis products and on a very limited basis, consumer cannabis products in Canada pursuant to the Cannabis Act;
•Production and distribution of wholesale medical cannabis in the European Union (“EU”) pursuant to the German Medicinal Products Act and German Narcotic Drugs Act; and
•Distribution of wholesale medical cannabis in various international markets, including Australia and New Zealand.

The Company’s head office and principal address is 2207 90B St. SW Edmonton, Alberta T6X 0J9, Canada. The Company’s registered and records office address is Suite 1700, 666 Burrard Street, Vancouver, British Columbia, Canada, V6C 2X8.